Risk Management - Portfolio Concentration Credit Risk Industry Sector (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,366,343	$ 1,053,191
Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	2,724,621	1,478,533
Hedge derivative contracts
Disclosure of credit risk exposure [line items]
Financial assets	61,594	35,414
Swaps | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	1,761,952	738,130
Swaps | Hedge derivative contracts
Disclosure of credit risk exposure [line items]
Financial assets	61,594	35,414
Forward Contract [Member] | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	956,632	735,444
FVOCI
Disclosure of credit risk exposure [line items]
Financial assets	1,366,343	1,053,191
FVOCI | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets		770,674
FVOCI | Instruments Issued By Chilean Government And Central Bank [Member]
Disclosure of credit risk exposure [line items]
Financial assets		164,222
FVOCI | Instruments Issued By Foreign Institutions [Member]
Disclosure of credit risk exposure [line items]
Financial assets		108,544
FVOCI | Debt Instruments
Disclosure of credit risk exposure [line items]
Financial assets	1,357,846	1,043,440
Put Options | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	1,076	120
Call Options | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	4,961	4,839
Financial assets held-for-trading
Disclosure of credit risk exposure [line items]
Financial assets	1,872,355	1,745,366
Financial assets held-for-trading | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets	375,337	129,607
Financial assets held-for-trading | Instruments Issued By Chilean Government And Central Bank [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,123,689	1,523,472
Financial assets held-for-trading | Mutual fund investments
Disclosure of credit risk exposure [line items]
Financial assets	373,329	87,841
Financial assets held-for-trading | Instruments Issued By Foreign Institutions [Member]
Disclosure of credit risk exposure [line items]
Financial assets		4,446
Loans to customers
Disclosure of credit risk exposure [line items]
Financial assets	30,033,272	27,926,632
Commercial loans
Disclosure of credit risk exposure [line items]
Financial assets	16,294,212	15,438,398
Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure of credit risk exposure [line items]
Financial assets	142,329	97,289
Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	9,206,727	8,052,073
Consumer loans
Disclosure of credit risk exposure [line items]
Financial assets	4,532,333	4,436,161
Foreign Banks
Disclosure of credit risk exposure [line items]
Financial assets	360,131	294,542
Domestic Banks
Disclosure of credit risk exposure [line items]
Financial assets	150,007	100,023
Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	1,140,191	1,495,396
Cash and due from banks
Disclosure of credit risk exposure [line items]
Financial assets	2,392,166	880,081
Chilean Central Bank
Disclosure of credit risk exposure [line items]
Financial assets	630,053	1,100,831
Financial Instruments Available For Sale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	8,497	9,751
Financial Instruments Available For Sale [Member] | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets	1,228,931
Financial Instruments Available For Sale [Member] | Instruments Issued By Chilean Government And Central Bank [Member]
Disclosure of credit risk exposure [line items]
Financial assets	109,062
Financial Instruments Available For Sale [Member] | Instruments Issued By Foreign Institutions [Member]
Disclosure of credit risk exposure [line items]
Financial assets	19,853
Corporate loans
Disclosure of credit risk exposure [line items]
Financial assets		11,705,859
Instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets	7,446	8,939
Instruments issued abroad
Disclosure of credit risk exposure [line items]
Financial assets	1,051	812
Transportation and telecommunications | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	14,456	2,333
Transportation and telecommunications | Swaps | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	12,526	2,235
Transportation and telecommunications | Forward Contract [Member] | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	1,930	98
Transportation and telecommunications | FVOCI
Disclosure of credit risk exposure [line items]
Financial assets		4,938
Transportation and telecommunications | FVOCI | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets		4,938
Transportation and telecommunications | FVOCI | Debt Instruments
Disclosure of credit risk exposure [line items]
Financial assets		4,938
Transportation and telecommunications | Call Options | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets
Transportation and telecommunications | Loans to customers
Disclosure of credit risk exposure [line items]
Financial assets	1,234,087	1,498,142
Transportation and telecommunications | Commercial loans
Disclosure of credit risk exposure [line items]
Financial assets	1,234,087	1,498,142
Transportation and telecommunications | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure of credit risk exposure [line items]
Financial assets	8,665	15,637
Transportation and telecommunications | Financial Instruments Available For Sale [Member]
Disclosure of credit risk exposure [line items]
Financial assets
Transportation and telecommunications | Financial Instruments Available For Sale [Member] | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets
Transportation and telecommunications | Instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets
Transportation and telecommunications | Instruments issued abroad
Disclosure of credit risk exposure [line items]
Financial assets
Transportation and telecommunications | Equity Instruments
Disclosure of credit risk exposure [line items]
Financial assets
Trade | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	28,129	59,550
Trade | Swaps | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	9,813	51,916
Trade | Forward Contract [Member] | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	16,225	7,194
Trade | FVOCI
Disclosure of credit risk exposure [line items]
Financial assets		22,390
Trade | FVOCI | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets		22,390
Trade | FVOCI | Debt Instruments
Disclosure of credit risk exposure [line items]
Financial assets		22,390
Trade | Put Options | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	522	51
Trade | Call Options | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	1,569	389
Trade | Loans to customers
Disclosure of credit risk exposure [line items]
Financial assets	2,066,372	2,324,325
Trade | Commercial loans
Disclosure of credit risk exposure [line items]
Financial assets	2,066,372	2,324,325
Trade | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure of credit risk exposure [line items]
Financial assets	40,642	37,520
Trade | Financial Instruments Available For Sale [Member]
Disclosure of credit risk exposure [line items]
Financial assets
Trade | Financial Instruments Available For Sale [Member] | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets
Trade | Instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets
Trade | Instruments issued abroad
Disclosure of credit risk exposure [line items]
Financial assets
Trade | Equity Instruments
Disclosure of credit risk exposure [line items]
Financial assets
Services | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	687	74,582
Services | Swaps | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets		74,250
Services | Forward Contract [Member] | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	497	296
Services | Put Options | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets
Services | Call Options | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	190	36
Services | Loans to customers
Disclosure of credit risk exposure [line items]
Financial assets	2,267,869	2,109,491
Services | Commercial loans
Disclosure of credit risk exposure [line items]
Financial assets	2,267,869	2,109,491
Services | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure of credit risk exposure [line items]
Financial assets		985
Services | Instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets
Services | Instruments issued abroad
Disclosure of credit risk exposure [line items]
Financial assets
Services | Equity Instruments
Disclosure of credit risk exposure [line items]
Financial assets
Other | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	425,280	325,783
Other | Swaps | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	9,923	655
Other | Forward Contract [Member] | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	415,319	325,117
Other | FVOCI
Disclosure of credit risk exposure [line items]
Financial assets	46,162	54,445
Other | FVOCI | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets	46,162	54,445
Other | FVOCI | Debt Instruments
Disclosure of credit risk exposure [line items]
Financial assets	46,162	54,445
Other | Call Options | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	38	11
Other | Loans to customers
Disclosure of credit risk exposure [line items]
Financial assets	1,676,677	1,398,237
Other | Commercial loans
Disclosure of credit risk exposure [line items]
Financial assets	1,676,677	1,398,237
Other | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure of credit risk exposure [line items]
Financial assets	3,441	736
Other | Instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets
Other | Instruments issued abroad
Disclosure of credit risk exposure [line items]
Financial assets
Other | Equity Instruments
Disclosure of credit risk exposure [line items]
Financial assets
Mining | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	2,875	62
Mining | Swaps | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	19	22
Mining | Forward Contract [Member] | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets		40
Mining | Loans to customers
Disclosure of credit risk exposure [line items]
Financial assets	604,660	453,549
Mining | Commercial loans
Disclosure of credit risk exposure [line items]
Financial assets	604,660	453,549
Mining | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure of credit risk exposure [line items]
Financial assets	2,067	5,017
Mining | Financial Instruments Available For Sale [Member]
Disclosure of credit risk exposure [line items]
Financial assets
Mining | Financial Instruments Available For Sale [Member] | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets
Mining | Instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets
Mining | Instruments issued abroad
Disclosure of credit risk exposure [line items]
Financial assets
Mining | Equity Instruments
Disclosure of credit risk exposure [line items]
Financial assets
Manufacturing | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	8,077	20,697
Manufacturing | Swaps | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	7,718	7,348
Manufacturing | Forward Contract [Member] | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	79	13,328
Manufacturing | Put Options | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets		5
Manufacturing | Call Options | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	280	16
Manufacturing | Loans to customers
Disclosure of credit risk exposure [line items]
Financial assets	1,624,972	1,579,475
Manufacturing | Commercial loans
Disclosure of credit risk exposure [line items]
Financial assets	1,624,972	1,579,475
Manufacturing | Financial Instruments Available For Sale [Member]
Disclosure of credit risk exposure [line items]
Financial assets
Manufacturing | Financial Instruments Available For Sale [Member] | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets
Manufacturing | Instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets
Manufacturing | Instruments issued abroad
Disclosure of credit risk exposure [line items]
Financial assets
Manufacturing | Equity Instruments
Disclosure of credit risk exposure [line items]
Financial assets
Government | FVOCI
Disclosure of credit risk exposure [line items]
Financial assets	16,238	29,077
Government | FVOCI | Instruments Issued By Chilean Government And Central Bank [Member]
Disclosure of credit risk exposure [line items]
Financial assets	16,238	29,077
Government | FVOCI | Debt Instruments
Disclosure of credit risk exposure [line items]
Financial assets	16,238	29,077
Government | Financial assets held-for-trading
Disclosure of credit risk exposure [line items]
Financial assets	99,164	88,486
Government | Financial assets held-for-trading | Instruments Issued By Chilean Government And Central Bank [Member]
Disclosure of credit risk exposure [line items]
Financial assets	99,164	88,486
Government | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure of credit risk exposure [line items]
Financial assets	18,460
Government | Financial Instruments Available For Sale [Member]
Disclosure of credit risk exposure [line items]
Financial assets
Government | Financial Instruments Available For Sale [Member] | Instruments Issued By Chilean Government And Central Bank [Member]
Disclosure of credit risk exposure [line items]
Financial assets
Government | Instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets
Government | Instruments issued abroad
Disclosure of credit risk exposure [line items]
Financial assets
Government | Equity Instruments
Disclosure of credit risk exposure [line items]
Financial assets
Financial Services | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	2,175,067	960,482
Financial Services | Hedge derivative contracts
Disclosure of credit risk exposure [line items]
Financial assets	61,594	35,414
Financial Services | Swaps | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	1,693,048	584,743
Financial Services | Swaps | Hedge derivative contracts
Disclosure of credit risk exposure [line items]
Financial assets	61,594	35,414
Financial Services | Forward Contract [Member] | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	480,269	374,006
Financial Services | FVOCI
Disclosure of credit risk exposure [line items]
Financial assets	1,023,008	798,951
Financial Services | FVOCI | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets	994,658	680,656
Financial Services | FVOCI | Instruments Issued By Foreign Institutions [Member]
Disclosure of credit risk exposure [line items]
Financial assets	19,853	108,544
Financial Services | FVOCI | Debt Instruments
Disclosure of credit risk exposure [line items]
Financial assets	1,014,511	789,200
Financial Services | Put Options | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	554	64
Financial Services | Call Options | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	1,196	1,669
Financial Services | Financial assets held-for-trading
Disclosure of credit risk exposure [line items]
Financial assets	748,666	221,894
Financial Services | Financial assets held-for-trading | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets	375,337	129,607
Financial Services | Financial assets held-for-trading | Mutual fund investments
Disclosure of credit risk exposure [line items]
Financial assets	373,329	87,841
Financial Services | Financial assets held-for-trading | Instruments Issued By Foreign Institutions [Member]
Disclosure of credit risk exposure [line items]
Financial assets		4,446
Financial Services | Loans to customers
Disclosure of credit risk exposure [line items]
Financial assets	2,587,559	2,122,599
Financial Services | Commercial loans
Disclosure of credit risk exposure [line items]
Financial assets	2,587,559	2,122,599
Financial Services | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure of credit risk exposure [line items]
Financial assets	66,285	29,031
Financial Services | Foreign Banks
Disclosure of credit risk exposure [line items]
Financial assets	360,131	294,542
Financial Services | Domestic Banks
Disclosure of credit risk exposure [line items]
Financial assets	150,007	100,023
Financial Services | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	510,138	394,565
Financial Services | Cash and due from banks
Disclosure of credit risk exposure [line items]
Financial assets	2,213,737	758,274
Financial Services | Financial Instruments Available For Sale [Member]
Disclosure of credit risk exposure [line items]
Financial assets
Financial Services | Financial Instruments Available For Sale [Member] | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets
Financial Services | Financial Instruments Available For Sale [Member] | Instruments Issued By Foreign Institutions [Member]
Disclosure of credit risk exposure [line items]
Financial assets
Financial Services | Instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets	7,446	8,939
Financial Services | Instruments issued abroad
Disclosure of credit risk exposure [line items]
Financial assets	1,051	812
Financial Services | Equity Instruments
Disclosure of credit risk exposure [line items]
Financial assets	8,497	9,751
Fishing | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	5,088	2,740
Fishing | Swaps | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	4,275	2,249
Fishing | Forward Contract [Member] | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	642	411
Fishing | Call Options | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	171	80
Fishing | Loans to customers
Disclosure of credit risk exposure [line items]
Financial assets	140,709	156,472
Fishing | Commercial loans
Disclosure of credit risk exposure [line items]
Financial assets	140,709	156,472
Fishing | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure of credit risk exposure [line items]
Financial assets	35	59
Fishing | Instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets
Fishing | Instruments issued abroad
Disclosure of credit risk exposure [line items]
Financial assets
Fishing | Equity Instruments
Disclosure of credit risk exposure [line items]
Financial assets
Electricity, Gas and Water | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	37,087	15,404
Electricity, Gas and Water | Swaps | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	14,184	4,026
Electricity, Gas and Water | Forward Contract [Member] | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	22,903	10,288
Electricity, Gas and Water | FVOCI
Disclosure of credit risk exposure [line items]
Financial assets	9,667	8,245
Electricity, Gas and Water | FVOCI | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets	9,667	8,245
Electricity, Gas and Water | FVOCI | Debt Instruments
Disclosure of credit risk exposure [line items]
Financial assets	9,667	8,245
Electricity, Gas and Water | Call Options | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets		1,090
Electricity, Gas and Water | Loans to customers
Disclosure of credit risk exposure [line items]
Financial assets	325,143	461,351
Electricity, Gas and Water | Commercial loans
Disclosure of credit risk exposure [line items]
Financial assets	325,143	461,351
Electricity, Gas and Water | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure of credit risk exposure [line items]
Financial assets	1,533	4,466
Electricity, Gas and Water | Financial Instruments Available For Sale [Member]
Disclosure of credit risk exposure [line items]
Financial assets
Electricity, Gas and Water | Financial Instruments Available For Sale [Member] | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets
Electricity, Gas and Water | Instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets
Electricity, Gas and Water | Instruments issued abroad
Disclosure of credit risk exposure [line items]
Financial assets
Electricity, Gas and Water | Equity Instruments
Disclosure of credit risk exposure [line items]
Financial assets
Construction | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	571	1,194
Construction | Debt Instruments
Disclosure of credit risk exposure [line items]
Financial assets	178,444
Construction | Swaps | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	210	680
Construction | Forward Contract [Member] | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	277	455
Construction | FVOCI
Disclosure of credit risk exposure [line items]
Financial assets	178,444
Construction | FVOCI | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets	178,444
Construction | Put Options | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets
Construction | Call Options | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	84	59
Construction | Loans to customers
Disclosure of credit risk exposure [line items]
Financial assets	2,142,699	1,752,237
Construction | Commercial loans
Disclosure of credit risk exposure [line items]
Financial assets	2,142,699	1,752,237
Construction | Instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets
Construction | Instruments issued abroad
Disclosure of credit risk exposure [line items]
Financial assets
Construction | Equity Instruments
Disclosure of credit risk exposure [line items]
Financial assets
Chilean Central Bank | FVOCI
Disclosure of credit risk exposure [line items]
Financial assets	92,824	135,145
Chilean Central Bank | FVOCI | Instruments Issued By Chilean Government And Central Bank [Member]
Disclosure of credit risk exposure [line items]
Financial assets	92,824	135,145
Chilean Central Bank | FVOCI | Debt Instruments
Disclosure of credit risk exposure [line items]
Financial assets	92,824	135,145
Chilean Central Bank | Financial assets held-for-trading
Disclosure of credit risk exposure [line items]
Financial assets	1,024,525	1,434,986
Chilean Central Bank | Financial assets held-for-trading | Instruments Issued By Chilean Government And Central Bank [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,024,525	1,434,986
Chilean Central Bank | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure of credit risk exposure [line items]
Financial assets		742
Chilean Central Bank | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	630,053	1,100,831
Chilean Central Bank | Cash and due from banks
Disclosure of credit risk exposure [line items]
Financial assets	178,429	121,807
Chilean Central Bank | Chilean Central Bank
Disclosure of credit risk exposure [line items]
Financial assets	630,053	1,100,831
Chilean Central Bank | Financial Instruments Available For Sale [Member]
Disclosure of credit risk exposure [line items]
Financial assets
Chilean Central Bank | Financial Instruments Available For Sale [Member] | Instruments Issued By Chilean Government And Central Bank [Member]
Disclosure of credit risk exposure [line items]
Financial assets
Chilean Central Bank | Instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets
Chilean Central Bank | Instruments issued abroad
Disclosure of credit risk exposure [line items]
Financial assets
Chilean Central Bank | Equity Instruments
Disclosure of credit risk exposure [line items]
Financial assets
Agriculture and livestock | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	25,768	15,706
Agriculture and livestock | Swaps | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	10,232	10,006
Agriculture and livestock | Forward Contract [Member] | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	14,103	4,211
Agriculture and livestock | Put Options | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets
Agriculture and livestock | Call Options | Derivative contracts for trading purposes
Disclosure of credit risk exposure [line items]
Financial assets	1,433	1,489
Agriculture and livestock | Loans to customers
Disclosure of credit risk exposure [line items]
Financial assets	1,623,465	1,582,520
Agriculture and livestock | Commercial loans
Disclosure of credit risk exposure [line items]
Financial assets	1,623,465	1,582,520
Agriculture and livestock | Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure of credit risk exposure [line items]
Financial assets	902	3,096
Agriculture and livestock | Financial Instruments Available For Sale [Member]
Disclosure of credit risk exposure [line items]
Financial assets
Agriculture and livestock | Financial Instruments Available For Sale [Member] | Other instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets
Agriculture and livestock | Instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets
Agriculture and livestock | Instruments issued abroad
Disclosure of credit risk exposure [line items]
Financial assets
Agriculture and livestock | Equity Instruments
Disclosure of credit risk exposure [line items]
Financial assets
Retail | Loans to customers
Disclosure of credit risk exposure [line items]
Financial assets	13,739,060	12,488,234
Retail | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	9,206,727	8,052,073
Retail | Consumer loans
Disclosure of credit risk exposure [line items]
Financial assets	4,532,333	4,436,161
Retail | Instruments issued in Chile
Disclosure of credit risk exposure [line items]
Financial assets
Retail | Instruments issued abroad
Disclosure of credit risk exposure [line items]
Financial assets
Retail | Equity Instruments
Disclosure of credit risk exposure [line items]
Financial assets